BARCLAYS GLOBAL INVESTORS FUNDS

Supplement dated June 19, 2009

to the Prospectuses, dated May 1, 2009,

for all classes of the following series of Barclays Global Investors Funds: Bond Index Fund, S&P 500 Stock Fund, Institutional Money Market Fund, Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund (collectively, the “Funds”)

The information in this Supplement updates information in,

and should be read in conjunction with, each Prospectus.

Barclays Global Fund Advisors (the “Adviser”) serves as the investment adviser for each Master Portfolio, and Barclays Global Investors, N.A. (“BGI”) serves as the administrator for each Fund and each Master Portfolio in which the Funds invest. On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and the Adviser, accepted a binding offer and entered into an agreement to sell its interests in the Adviser, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the Investment Company Act of 1940, as amended, completion of the BlackRock Transaction will cause the automatic termination of each Master Portfolio’s current investment advisory agreement with the Adviser. In order for the investment management of each Master Portfolio and Fund to continue uninterrupted, the Board of Trustees of the Master Portfolios (the “Master Portfolios’ Board”) will be asked to approve a new investment advisory agreement for each Master Portfolio. If approved by the Master Portfolios’ Board, the new investment advisory agreements will be submitted for approval by the investors in the Master Portfolios, including the Funds. Each Fund will in turn call a meeting of its shareholders at which shareholders will vote to instruct the Fund how to vote on the applicable Master Portfolio’s new investment advisory agreement.

If you have any additional questions, please call 1-877-BGI-1544 (1-877-244-1544) (toll-free).

BGF-A-NLP1-0609

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated June 19, 2009,

to the Prospectuses, dated May 1, 2009,

for all classes of LifePath® 2050 Portfolio, LifePath 2040® Portfolio,

LifePath 2030® Portfolio, LifePath 2020® Portfolio, LifePath 2010® Portfolio

and LifePath® Retirement Portfolio

The information in this section of the Supplement updates information in,

and should be read in conjunction with, each Prospectus.

Barclays Global Fund Advisors (the “Adviser”) serves as the investment adviser for each Master Portfolio, and Barclays Global Investors, N.A. (“BGI”) serves as the administrator for each Fund and each Master Portfolio in which the Funds invest. On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and the Adviser, accepted a binding offer and entered into an agreement to sell its interests in the Adviser, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the Investment Company Act of 1940, as amended, completion of the BlackRock Transaction will cause the automatic termination of each Master Portfolio’s current investment advisory agreement with the Adviser. In order for the investment management of each Master Portfolio and Fund to continue uninterrupted, the Board of Trustees of the Master Portfolios (the “Master Portfolios’ Board”) will be asked to approve a new investment advisory agreement for each Master Portfolio. If approved by the Master Portfolios’ Board, the new investment advisory agreements will be submitted for approval by the investors in the Master Portfolios, including the Funds. Each Fund will in turn call a meeting of its shareholders at which shareholders will vote to instruct the Fund how to vote on the applicable Master Portfolio’s new investment advisory agreement.

If you have any additional questions, please call 1-877-BGI-1544 (1-877-244-1544) (toll-free).

The information in this section of the Supplement updates information in, and should be read in conjunction with, the Prospectus for each of LifePath 2010 Portfolio and LifePath Retirement Portfolio.

On May 20, 2009, the Board of Trustees of the Barclays Global Investors Funds approved an Agreement and Plan of Reorganization pursuant to which shareholders of each class of shares of the LifePath 2010 Portfolio would become shareholders of the corresponding class of shares of the LifePath Retirement Portfolio, another series of the Barclays Global Investment Funds. The reorganization is expected to close on or about November 20, 2009 (the “Closing Date”), at which time the LifePath 2010 Portfolio will be approaching its target date and the investment objective, policies, strategies and restrictions of the LifePath 2010 Portfolio will have aligned with those of the LifePath Retirement Portfolio. The closing of the reorganization is subject to certain conditions. The reorganization does not require any action on the part of shareholders and is expected to be free of any tax consequences to shareholders.

Prior to the reorganization, the LifePath 2010 Portfolio will continue to operate as described in each Prospectus and will continue to accept investments from new and existing shareholders. Further detail regarding the reorganization will be distributed to shareholders in advance of the Closing Date.

If you have any additional questions, please call 1-877-BGI-1544 (1-877-244-1544) (toll-free).

BGF-A-LP1-0609

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement dated June 19, 2009,

to the Statements of Additional Information (the “SAIs”) for all series of

Barclays Global Investors Funds (collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each SAI.

Barclays Global Fund Advisors (the “Adviser”) serves as the investment adviser for each Master Portfolio, and Barclays Global Investors, N.A. (“BGI”) serves as the administrator for each Fund and each Master Portfolio in which the Funds invest. On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and the Adviser, accepted a binding offer and entered into an agreement to sell its interests in the Adviser, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the Investment Company Act of 1940, as amended, completion of the BlackRock Transaction will cause the automatic termination of each Master Portfolio’s current investment advisory agreement with the Adviser. In order for the investment management of each Master Portfolio and Fund to continue uninterrupted, the Board of Trustees of the Master Portfolios (the “Master Portfolios’ Board”) will be asked to approve a new investment advisory agreement for each Master Portfolio. If approved by the Master Portfolios’ Board, the new investment advisory agreements will be submitted for approval by the investors in the Master Portfolios, including the Funds. Each Fund will in turn call a meeting of its shareholders at which shareholders will vote to instruct the Fund how to vote on the applicable Master Portfolio’s new investment advisory agreement.

If you have any additional questions, please call 1-877-BGI-1544 (1-877-244-1544) (toll-free).

BGF-A-SAI-S-0609

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE